Loans and Allowance for Credit Losses, Nonaccrual (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Residential Real Estate [Member]
Nonaccrual Loans [Abstract]
Mortgage Loans in Process of Foreclosure, Amount	$ 6,300	$ 8,100
Government Guaranteed Mortgage Loans upon Foreclosure Receivable [Member]
Nonaccrual Loans [Abstract]
Mortgage Loans in Process of Foreclosure, Amount	4,000	4,800
Mortgage loans held for sale [Member] | Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	136	149
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	8,036	10,384
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Commercial [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	2,640	4,059
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,899	3,216
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	628	685
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	37	43
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Lease Financing [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	76	115
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Consumer [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	5,396	6,325
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	4,122	4,962
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	1,086	1,206
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Automobile [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	130	106
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Nonaccrual loans	$ 58	$ 51